Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Disclosure of company’s subsidiaries and ownership interest held by non-controlling interests
Subsidiaries	Defined as	Non-controlling interests
Tweed Inc.	Tweed	-
Tweed Farms Inc.	Tweed Farms	-
Bedrocan Canada Inc.	Bedrocan Canada	-
Spectrum Cannabis Canada Ltd. (formerly Mettrum Ltd.)	Spectrum Cannabis	-
Tweed Grasslands Cannabis Inc.	Tweed Grasslands	-
Les Serres Vert Cannabis	Vert Mirabel	33.3%
Spot Therapeutics Inc.	Spot	-
Vert Cannabis Inc.	Vert Cannabis	-
2344823 Ontario Inc. d/b/a Bodystream	Bodystream	-
Apollo Applied Research Inc. and Apollo CRO Inc.	together "Apollo"	-
Mettrum Hempworks Inc.	Mettrum Hempworks	-
Groupe H.E.M.P.CA	Group H.E.M.P.	25%
Spectrum Health Corp. (formerly Mettrum Health Corp.)	Spectrum Health	-
10252832 Canada Inc	Edmonton	-
9388036 Canada Inc.	9388036 Canada	-
10663824 Canada Inc.	Alberta	-
80694 Newfoundand and Labrador Inc.	Newfoundland	-
Spektrum Cannabis GmbH	Spektrum Cannabis	-
Canopy LATAM Corporation	LATAM	-
Spectrum Chile SpA	Spectrum Chile	15%
Grow House JA Limited	Tweed JA	51%
Spectrum Cannabis Denmark Aps	Spectrum Cannabis Denmark	-
Spectrum Polska Sp	Spectrum Polska	-
Spectrum Cannabis Australia PTY Ltd.	Spectrum Australia	-
Spectrum Cannabis Italia srl	Spectrum Italy	-
Canopy Rivers Corporation	Canopy Rivers	68.5%